Plan Description	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Description

NOTE A. PLAN DESCRIPTION

The following brief description of the Paychex, Inc. (the “Company” or “Paychex”) 401(k) Incentive Retirement Plan (the “Plan”) is provided for general information purposes only. More complete information regarding the Plan’s provisions may be found in the Plan Document and Summary Plan Description.

General: The Plan is a defined contribution plan qualified under Sections 401(a) of the Internal Revenue Code (the “Code”), which includes provisions under Section 401(k) allowing an eligible participant to direct the employer to contribute a portion of the participant’s compensation to the Plan on a pre-tax and/or after-tax basis through payroll deductions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan was established on July 1, 1984 and has been restated or amended several times, the latest being in December 2025, to make certain changes and enhancements to the Plan.

The Plan operates in part as an employee stock ownership plan (“ESOP”), which is designed to comply with Section 4975(e) and the regulations under the Code. It is not currently intended that the Plan be a leveraged ESOP, although the Plan permits the ESOP to borrow money to purchase ESOP stock if the employer should so elect at some future date. As of December 31, 2025 and 2024, all shares of ESOP stock are allocated to participant accounts. Under this ESOP feature, participants are able to receive dividends on their shares of Paychex common stock in the form of cash or have them reinvested into the Paychex ESOP Stock Fund (“ESOP Fund”).

Plan Administration: The Plan is administered by the Paychex, Inc. 401(k) Incentive Retirement Plan Committee (the “Plan Committee”), which is appointed by the Vice President, Chief Human Resources Officer and approved by the Board of Directors of Paychex. The Plan’s trustee and record keeper is Fidelity Management Trust Company (“Fidelity”), who is also the trustee for the ESOP Fund. Fidelity was responsible for the custody and management of the Plan’s assets for the periods noted.

Plan Amendments: The Plan was amended once in 2025 to enhance its safe harbor matching contribution formula and to accommodate the transfer of certain assets and liabilities related to employee benefit plans of companies recently acquired by Paychex. The Plan was also amended three times in 2024 to accommodate the transfer of certain assets and liabilities of an immaterial business acquisition, to incorporate other administrative changes, and to restate and amend the Plan.

Plan Acquisitions: In April 2025, the Company acquired Paycor HCM, Inc. ("Paycor"). Paycor sponsored a 401(k) plan for the benefit of its employees (the "Paycor Plan"). On January 1, 2026, approximately 2,700 participants of the Paycor Plan became participants in the Plan and on April 15, 2026, Paycor Plan assets were transferred to the Plan. Service time recognized under the Paycor Plan will be recognized for employer match eligibility and vesting purposes under the Plan. The increase in net assets available for benefits resulting from participant reinvestments and loan transfers into the Plan was approximately $255,820,000. On April 27, 2026, the Plan completed the transfer of certain assets and liabilities from an immaterial business acquisition. The increase in net assets available for benefits resulting from participant reinvestments into the Plan was approximately $3,506,000.

In July 2023, the Company acquired Alterna Capital Solutions LLC (“Alterna”). On January 1, 2024, participants of the Alterna 401(k) Plan ("Alterna Plan") became participants in the Plan and in March 2024, Alterna Plan assets were transferred to the Plan. Service time recognized under the Alterna Plan is recognized for employer match eligibility and vesting purposes under the Plan. The increase in net assets available for benefits resulting from participant reinvestments and loan transfers into the Plan were approximately $2,085,000.

Eligible Employees: All new employees of the Company and its participating subsidiaries are eligible to participate in the salary deferral portion of the Plan immediately. Employees must be employed for one year in which a minimum of 1,000 hours have been worked to be eligible to receive a Company matching contribution, when such matching contribution is in effect.

Contributions: Employees may contribute, on a pre-tax basis and/or on an after-tax basis, from 1% up to 50% of their compensation through payroll deductions in increments of 1%, subject to the limitations established by the Code. For the Roth 401(k), employees may only contribute on an after-tax basis, subject to these same limitations. The maximum allowable annual employee contribution to the Plan was $23,500 and $23,000 for the calendar years ended December 31, 2025 and 2024, respectively. The Plan Committee may establish for any Plan year a contribution percentage limit for highly compensated employees that is less than 50%. Employees may also contribute amounts representing rollover distributions from other qualified defined benefit or defined contribution plans or individual retirement accounts.

The Company provides a matching contribution in the amount of 100% of the first 3% and 50% on the next 2% of eligible pay that an employee contributes to the Plan for a total matching contribution of 4%. Effective January 1, 2026, the Company's matching contribution is in the amount of 100% of the first 4% of eligible pay that an employee contributes to the Plan. The Company may also elect to make an additional discretionary contribution to the Plan but has not done so for 2025 and 2024.

Additionally, participants who are age 50 or older by the end of the calendar year are allowed to make an additional “catch-up” contribution on a pre-tax basis and/or on an after-tax basis. For the Roth 401(k), participants’ “catch-up” contributions can only be made on an after-tax basis. This contribution was limited to $7,500 for the calendar years ended December 31, 2025 and 2024. Effective January 1, 2026, “catch-up” contributions for participants who are age 60 to 63 is limited to $11,250. The “catch-up” contributions are included in the match calculation, when such matching contribution is in effect, if the employee’s regular contribution is less than the allowable percentage of eligible pay.

Vesting: Participants are fully vested as to their elective contributions, rollover contributions, and company matching contributions, as well as any earnings or losses on those amounts. Within the ESOP Fund, dividends received are fully vested, regardless of years of service.

Participant Accounts: The trustee maintains an account for each participant, including participant-directed allocations to each investment fund. Each participant’s account is credited with the participant’s contribution and allocations of any employer contribution and Plan earnings, less loans and withdrawals. The investments under the Plan are 100% participant-directed. Plan participants can fully diversify their portfolios by choosing from any or all investment fund choices in the Plan. Transfers in and out of investment funds, including the ESOP Fund, are not restricted, with the exception of certain restricted trading periods for individuals designated as insiders as specified in the Paychex Insider Trading Policy. The Company matching contributions follow the same fund elections as the employee compensation deferrals.

Investment Options: As of December 31, 2025, participants may direct contributions in the following investment options:

Paychex ESOP Stock Fund
ClearCourse Group Variable Annuity
Columbia Trust Dividend Income Fund CAP Class
FIAM Core Plus CIT Class I Fund
Fidelity 500 Index Fund
Fidelity Global ex U.S. Index Fund
Fidelity Government Money Market Fund
Fidelity Mid Cap Index Fund
Fidelity Small Cap Growth K6 Fund
Fidelity Small Cap Index Fund
Fidelity U.S. Bond Index Fund
Glenmede Small-Cap Equity Portfolio Fund
Great Gray Trust EuroPacific Growth Trust Fund Class CT
JPM CB Large Cap Growth Fund CF-A Class
MFS Mid Cap Value Fund CT
T. Rowe Price Retirement Hybrid Target Date Funds 2005 - 2065
Vanguard Short-Term Bond Index Fund Class IS

Participants may choose to change their investment option choices and how their contributions are allocated to each fund chosen at any time. The Plan Committee regularly reviews performance, fees, and other key indicators of all investment options and may enter or exit funds at its discretion with the exception of the ESOP Fund.

ClearCourse Group Variable Annuity (“ClearCourse”) is an investment option that provides both guaranteed income at retirement with additional market growth opportunity based on the market performance of its underlying portfolio and it has no redemption restrictions. ClearCourse was frozen to new contributions and transfers into the fund in 2012.

Forfeited Accounts: Forfeited non-vested assets are used to reduce future employer contributions, when available. There were no forfeitures used to reduce employer contributions in 2025 and 2024. Forfeited balances not yet applied to reduce employer contributions were approximately $39,000 as of December 31, 2025 and $19,000 as of December 31, 2024.

Participant Loans: The Plan allows participants to borrow from a minimum of $1,000 up to a maximum equal to the lesser of 50% of their vested account balance or $50,000, reduced by the highest outstanding loan balance in the previous twelve months. Only one loan may be outstanding at any time. The rate of interest is the United States (“U.S.”) prime lending rate plus 1% at the time the loan is disbursed. Payroll deductions are required to repay the principal and interest on the loan generally within four and one-half years, except for loans used for the purchase of a principal residence, which are required to be repaid generally within nine and one-half years. Participant loans are subject to a one-time, non-refundable loan origination fee of $75, which is deducted from the participant’s account.

Withdrawals: Withdrawals for financial hardship are permitted provided they are for a significant and immediate financial need, meet the applicable hardship criteria as outlined in the Code, and the distribution is necessary to satisfy that need. Before requesting a hardship withdrawal, participants must exhaust all other eligible withdrawal options available in the Plan. One hardship withdrawal may be taken each calendar year. For actively employed Plan participants, the Plan also allows for: partial withdrawals of vested balances at age 59 1/2; withdrawals of rollover contributions made prior to April 15, 2002; and withdrawals of dividends on the participant’s shares of Paychex common stock in the ESOP Fund in the form of cash, if desired.

Payment of Benefits: Upon separation from employment, at retirement, or reaching the age of 59 1/2, a participant may elect to receive either a lump-sum amount equal to the value of the participant’s vested interest in their account, or annual installments over a fixed period of time.

Participants in ClearCourse may elect to receive their vested interest as follows: full lifetime retirement income guarantee at the age of 65 or older; reduced lifetime retirement income guarantee between the ages of 55 and 64; and forfeiture of the lifetime retirement income guarantee prior to age 55.

Voting and Tender Offer Rights on ESOP Stock: Each participant in the ESOP Fund is entitled to exercise voting rights on shares held in their account and also direct the ESOP trustee to tender their shares of ESOP Stock if an offer is made to purchase such shares. If the participant does not vote or indicate their preference with respect to a tender offer, the trustee will vote the participant’s shares and unallocated shares in the same proportion as the shares for which the trustee has received instructions.

Plan Termination: Although it has not expressed any intent to do so, the Company has the right under the Plan to permanently discontinue contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become fully vested in their account balances.